Components of Accrued Expenses and Other Payables (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Payables And Accruals [Abstract]
Payroll and welfare payables	$ 4,739	28,693	23,395
Business and other taxes payable	11,135	67,408	52,368
Payables for office supplies and utilities	603	3,650	2,424
Payables for the purchase of property and equipment	14,205	85,993	50,648
Payable for purchase of software	0	0	307
Payable for purchase of network use right	1,652	10,000	19,881
Accrued service fees	6,133	37,130	12,248
Interest payable	5,989	36,254	837
Share-settled bonuses	1,064	6,441	0
Others	2,784	16,852	5,390
Accrued Liabilities and Other Liabilities, Total	$ 48,304	292,421	167,498